Client Name:
Client Project Name:	GSMBS 2026-PJ8
Start - End Dates:	3/26/2026 4/29/2026
Deal Loan Count:	19

Conditions Report 2.0

Loans in Report:	19
Loans with Conditions:	7

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
077A4C11-53E2-4E28-845A-5DB0A598DE4C	XXXXXX	DC	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A
CFCFS1744: DTI below guideline requirement
- Clayton Comments:  The borrower's DTI of 26.30 is well below the guideline max requirement of 50%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  The borrower's credit score is 803 which exceeds the guideline requirements.

CFCFS2860: Good credit history
- Clayton Comments:  No credit lates or derogatory accounts were identified.

362BF8CB-E0CB-41BD-984C-8FB1D0563ACE	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A
CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  FICO 724 exceeds minimum fico of 620

CFCFS2860: Good credit history
- Clayton Comments:  Credit history exceeds guidelines with no major derogs and excellent fico score

CFCFS5269: Minimal use of credit
- Clayton Comments:  Credit utilization is only 11.33%

4CE13026-9017-4C38-B4F9-C6C76DB80187	XXXXXX	NC	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	A	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	PRVAAPPR275	Completed "Subject To" w/o Completion Cert in File	No	Missing 1004D to support all requirements have been met. Appraisal completed subject to completion of plans and specs.	4/14/2026 Received satisfactory 1004D.	4/14/2026 Exception satisfied.	(No Data)	Not Applicable
CFCFS1744: DTI below guideline requirement
- Clayton Comments:  Qualifying DTI 28.72% below program max 50%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Qualifying credit score 768 above program minimum 680.

CFCFS1750: High potential for increased earnings
- Clayton Comments:  Both borrowers employed in fields that warrant increased salary potentials..XXX and XXX.

CE07DCF2-5769-4253-AE54-32E4E6B0BE5D	XXXXXX	FL	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A
CFCFS2860: Good credit history
- Clayton Comments:  Consumer debt: 0x30 x greater than 99 months

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  736 mid score > min required of 680

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been with the same employer for 12 years, stable job history.

CFCFS3834: Borrower does not have any major mortgage related occurrences during the past two years
- Clayton Comments:  Borrower has no late payments or significant credit occurrences in 2 year lookback period.

118E4EBA-28B8-466A-AED8-C63739EBDA3D	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A
CFCFS1739: Positive mortgage payment history
- Clayton Comments:  Borrowers have63 months mortgage payment history 0x30.

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  Borrower has 0x30 for 206 months.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is XXX%; guidelines allow 89.99%.

CFCFS5269: Minimal use of credit
- Clayton Comments:  Minimal usage of available revolving credit lines @ 1.61%

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  811 mid score > min required of 660

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Assets: $54,134.14  post closing reserves.  No Reserves Required.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  Borrowers DTI 24.90% is below guideline maximum 50%.

519A13D0-DFB9-49F1-ADEC-FF6F5BE59453	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A
CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI well below guidelines at 37% versus max 50%

CFCFS2860: Good credit history
- Clayton Comments:  No major Derogs and excellent fico score

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  FICO of 794 exceeds minimum score of 660.

89E4754E-717B-4DF6-A96F-E0C6B92C8D3D	XXXXXX	MA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	C	A	A	A	D	A	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	D	A	CMPATRQM3220	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	No
1. Missing documentation to support the liens on XXX reflected on evidence of hazard has been paid in full.  No lien was disclosed on 1003.2. Missing proof to support no lien on XXX or proof that lien is held in LLC name.  Schedule E reflects mortgage interest.

4/6/2026 RE: #2: Received satisfactory property report forXXX supporting title held by LLC 4/10/2026 RE: #1 Lender provided settlement statement for cross collateralized loan including XXX. held by business. Review of credit report reflects matching lien was closed in 2025.
																							4/7/2026 Exception partially satisfied (RE: Item #2) 4/10/2026 Exception satisfied.	(No Data)	Not Applicable
CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI at 21% with a max of 50%

CFCFS2854: Significant time in profession
- Clayton Comments:  Over 27 years in the same profession owning the same company

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Fico score exceeds guidelines at 783 versus minimum 620

89E4754E-717B-4DF6-A96F-E0C6B92C8D3D	XXXXXX	MA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	C	A	A	A	D	A	Credit	Credit/Mtg History	Satisfied	C	A	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	No
1. Missing documentation to support the liens on XXX reflected on evidence of hazard has been paid in full.  No lien was disclosed on 1003.2. Missing proof to support no lien on XXX or proof that lien is held in LLC name.  Schedule E reflects mortgage interest.

4/6/2026 RE: #2: Received satisfactory property report for XXX supporting title held by LLC 4/10/2026 RE: #1 Lender provided settlement statement for cross collateralized loan including XXX  Review of credit report reflects matching lien was closed in 2025.
																							4/7/2026 Exception partially satisfied (RE: Item #2) 4/10/2026 Exception satisfied.	(No Data)	Not Applicable
CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI at 21% with a max of 50%

CFCFS2854: Significant time in profession
- Clayton Comments:  Over 27 years in the same profession owning the same company

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Fico score exceeds guidelines at 783 versus minimum 620

AC909503-269B-4203-8468-1F59DEC8A5E9	XXXXXX	CT	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A
CFCFS5269: Minimal use of credit
- Clayton Comments:  Minimal usage of available revolving credit lines @ 1.00%

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Positive mortgage history for 148 mos. 0x30.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  811 mid score > min required of 620

9411D9A0-E5C1-4992-9E31-49E87B760455	XXXXXX	MA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	D	A	Compliance	Documentation	Satisfied	D	A	CMPDOC3268	Note in file is incomplete	No	Note in file is incomplete (missing Pg. 2 of 4).	4.2.2026 -All pages to Note received	4.2.2026 -Exception satisfied	(No Data)	Not Applicable
CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  686 mid score > min required of 640

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  30.85% DTI < max permitted of 50%

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  XXX% CLTV < max permitted of 90%

9411D9A0-E5C1-4992-9E31-49E87B760455	XXXXXX	MA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	D	A	Credit	Legal Documents	Satisfied	D	A	CRDLGL2862	Copy of Note in file is incomplete	No	Note in file is incomplete (missing Pg. 2 of 4).	4.2.2026 -All pages to Note received	4.2.2026 -Exception satisfied	(No Data)	Not Applicable
CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  686 mid score > min required of 640

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  30.85% DTI < max permitted of 50%

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  XXX% CLTV < max permitted of 90%

98683822-B364-4E89-91B5-7466B74B929B	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A
CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Qualifying score 783 above program requirement 700

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  Qualifying LTV XXX%..below program max 80%

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been an XXX more than 10 years.

8239B9F0-58EA-4B38-8B76-7BE43FF88E9F	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A
CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score used is 806, guideline is 640

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post closing assets $141,461.26 (20.31 months PITIA reserves) > min required reserves of $0

D0CC10FD-8921-4759-BAF0-ACA48D376347	XXXXXX	NJ	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A														CFCFS1741: Credit score exceeds guidelines - Clayton Comments: Min FICO is 680; borrs FICO is 770 CFCFS1744: DTI below guideline requirement - Clayton Comments: Max DTI is 50%; borr backend is 18.50%
18927356-15FA-43A3-87CF-B4DF192DEF0E	XXXXXX	ID	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	D	A	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	D	A	CMPATRQM3220	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	No	Missing proof that borrowers investment property is not subject to an HOA expense as qualified with.	4/10/2026 Lender provided property report snippet reflecting property is not subject to HOA fee	4/10/2026 Exception satisfied	(No Data)	Not Applicable
CFCFS1739: Positive mortgage payment history
- Clayton Comments:  12 month review, no mortgage lates reported.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  The representative credit score is 781.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  The DTI is below the 50% guideline maximum.

18927356-15FA-43A3-87CF-B4DF192DEF0E	XXXXXX	ID	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	D	A	Credit	DTI	Satisfied	D	A	CRDDTI2540	Missing verification of some or all components of non-subject PITI	No	Missing proof that borrowers investment property is not subject to an HOA expense as qualified with.	4/10/2026 Lender provided property report snippet reflecting property is not subject to HOA fee	4/10/2026 Exception satisfied	(No Data)	Not Applicable
CFCFS1739: Positive mortgage payment history
- Clayton Comments:  12 month review, no mortgage lates reported.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  The representative credit score is 781.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  The DTI is below the 50% guideline maximum.

BCE782D7-FD51-41C5-8029-0258EAADE4D0	XXXXXX	NJ	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A
CFCFS1744: DTI below guideline requirement
- Clayton Comments:  The DTI is below the guideline max of 50%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  The representative credit score exceeds guideline minimum of 740.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrower has significant verified assets in the amount of $4,128,094.74 with no reserves required.

CFCFS1739: Positive mortgage payment history
- Clayton Comments:  The borrower has a positive mortgage payment history per the credit report.

F12BF04C-2E61-418B-9E2B-6E52F484CAC5	XXXXXX	WA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	B	B	A	A	A	A	B	B	Compliance	Right of Rescission	Satisfied	B	B	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	No	XXX, LLC is the originator of the subject transaction and the mortgage paid at closing, dated XXX and recorded XXX.	4.22.20236 Lender provided Correct RTC H9 form.	4.22.2026 Exception Satisfied	(No Data)	Not Applicable
CFCFS1737: LTV below guideline requirements
- Clayton Comments:  Max CLTV is 80%. Approved CLTV is XXX%.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post Close Assets are $1,209,084.68 /$20,828.41 = 58.05 months' PITIA reserves. Required reserves are $0.00.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Minimum FICO is 740. Approved FICO is 780.

2D88F44C-3CA5-4617-9B96-438A57E1FC57	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A
CFCFS1739: Positive mortgage payment history
- Clayton Comments:  Borrower has maintained a positive mortgage history since 2023.

CFCFS2860: Good credit history
- Clayton Comments:  Borrower overall has a good credit history. 761 Fico and on time payments.

CFCFS1750: High potential for increased earnings
- Clayton Comments:  Borrower is a musician and earns royalty which yields a high potential for increased earnings.

27D6795B-32BA-4E83-A041-932D01856B1B	XXXXXX	WA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	D	A	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	D	A	CMPATRQM3220	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	No
Missing the copy of the Settlement statement for the XXX property listed on the 1003 to reflect evidence that the property has been sold.  I am able to see the proceeds from the sale of $XXX within the XXX account statement on 3/9, however, the transaction does not disclose the property address.
																						4/10/2026 Lender provided satisfactory settlement statement	4/10/2026 Exception satisfied	(No Data)	Not Applicable
CFCFS5269: Minimal use of credit
- Clayton Comments:  Credit usage is only 25.06%

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 800 exceeds the minimum fico of 660

CFCFS2860: Good credit history
- Clayton Comments:  Excellent credit history with no lates nor any major derogatory credit

27D6795B-32BA-4E83-A041-932D01856B1B	XXXXXX	WA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	D	A	Credit	DTI	Satisfied	D	A	CRDDTI2540	Missing verification of some or all components of non-subject PITI	No
Missing the copy of the Settlement statement for the  XXX  property listed on the 1003 to reflect evidence that the property has been sold.  I am able to see the proceeds from the sale of $XXX within the XXX account statement on 3/9, however, the transaction does not disclose the property address.
																						4/10/2026 Lender provided satisfactory settlement statement	4/10/2026 Exception satisfied	(No Data)	Not Applicable
CFCFS5269: Minimal use of credit
- Clayton Comments:  Credit usage is only 25.06%

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 800 exceeds the minimum fico of 660

CFCFS2860: Good credit history
- Clayton Comments:  Excellent credit history with no lates nor any major derogatory credit

27D6795B-32BA-4E83-A041-932D01856B1B	XXXXXX	WA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	D	A	Credit	Insurance	Satisfied	C	A	CRDINSR289	Insufficient Hazard Insurance Coverage	No	Hazard must reflect guaranteed replacement costs or additional coverage is required	4/10/2026 Lender provided insurance policy evidencing replacement cost coverage	4/10/2026 Exception satisfied	(No Data)	Not Applicable
CFCFS5269: Minimal use of credit
- Clayton Comments:  Credit usage is only 25.06%

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 800 exceeds the minimum fico of 660

CFCFS2860: Good credit history
- Clayton Comments:  Excellent credit history with no lates nor any major derogatory credit

C9689293-617F-4ECC-B7BB-192A49B8BBA0	XXXXXX	NY	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A
CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 787 exceeds minimum score requirement of 620

CFCFS2860: Good credit history
- Clayton Comments:  Excellent credit history with no lates reporting nor any major derogatory events

CFCFS5269: Minimal use of credit
- Clayton Comments:  Credit utilization is only 21.14%

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI is only 37% versus the max DTI of 50%

3DC78048-7275-4779-A737-672A2C11378F	XXXXXX	CT	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	C	A	C	A	A	A	A	A	Credit	Assets	Satisfied	C	A	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	No	Post closing assets: $22,738.46 (1.88 months PITIA reserves) < min required reserves of 6 months, per lender guideline @ XXX% LTV/CLTV.
4/15/2026 Received rebuttal from client with supporting bank statements for multiple accounts. Review of documentation provided reflects Clayton used the same ending balances cited by client. The variance in available post-closing assets is due to using account balance after EMD was paid without entering credit for EMD clearing account.  Statement provided verifies EMD cleared 2/27/26.   Revised post-closing assets are sufficient at total of $222,238.46 (18.35 months PITIA reserves)
																							4/15/2026 Exception satisfied	(No Data)	Not Applicable
CFCFS5269: Minimal use of credit
- Clayton Comments:  Borrower is only utilizing 19% of revolving credit.

CFCFS2860: Good credit history
- Clayton Comments:  The borrower has a good and steady credit history since 2015.